Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities [line items]
Net deferred tax liabilities at beginning of year	$ 704,064	$ 4,903,673
(Loss)/ Profit for deferred taxed recognized in the statement of income	(6,680,869)	4,252,350
Other tax effects		(52,741)	$ (90,972)
Net deferred tax liabilities at fiscal year end	$ 7,384,933	$ 704,064	$ 4,903,673